CONSOLIDATED UNAUDITED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary share [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Beginning balance at Dec. 31, 2016		$ 771	$ 52,577	$ (42,941)	$ 10,407
Beginning balance, shares at Dec. 31, 2016		1,267,080
Changes during the six months ended June 30
Issuance of ordinary shares and pre-funded warrants in June 2017 registered direct offering, net of issuance expenses in an amount of $615		$ 68	2,281		2,349
Issuance of ordinary shares and pre-funded warrants in June 2017 registered direct offering, net of issuance expenses in an amount of $615, shares		112,460
Exercise of warrants into ordinary shares		$ 22	(7)		15
Exercise of warrants into ordinary shares, shares		35,443
Share-based compensation			347		347
Net loss for the period				(5,486)	(5,486)
Ending balance at Jun. 30, 2017		$ 861	55,198	(48,427)	7,632
Ending balance, shares at Jun. 30, 2017		1,414,983
Beginning balance at Dec. 31, 2017		$ 974	57,643	(52,712)	5,905
Beginning balance, shares at Dec. 31, 2017		1,605,434
Changes during the six months ended June 30
Issuance of ordinary shares in May 2018 in the Public Offering, net of issuance expenses in an amount of $2,381	[1]	$ 2,144	13,169		15,313
Issuance of ordinary shares in May 2018 in the Public Offering, net of issuance expenses in an amount of $2,381, shares	[1]	3,218,220
Exercise of pre funded warrants		$ 300	2,179		$ 2,479
Exercise of pre funded warrants, shares		450,909
Exercise of warrants into ordinary shares		$ 9	(9)
Exercise of warrants into ordinary shares, shares		13,576
RSU's vesting		$ 2	(2)
RSU's vesting, shares		3,218
Share-based compensation			(393)		(393)
Net loss for the period				(4,782)	(4,782)
Ending balance at Jun. 30, 2018		$ 3,429	$ 72,587	$ (57,494)	$ 18,522
Ending balance, shares at Jun. 30, 2018		5,291,357

[1]	Ordinary shares include 1,341 shares issued as a result of reverse share split. (See Note 1C)